Property And Equipment (Tables)	12 Months Ended
Jan. 02, 2016
Property And Equipment [Abstract]
Schedule Of Property And Equipment

Cost of property and equipment and their estimated useful lives is as follows:
		January 3,	January 2,
	Years	2015	2016

Buildings	39.5	$ 38,920	$ 38,242
Laboratory and production equipment	5-7	24,864	27,027
Sound and video library	5	600	600
Computer equipment and software	3-5	30,842	34,497
Furniture and fixtures	3-5	5,354	5,214
Automobiles	3-5	327	385
Leasehold improvements	3-5	10,857	11,591
Land improvements	15	2,068	2,052
		113,832	119,608

Less accumulated depreciation and amortization		64,372	71,030

		49,460	48,578

Land		6,843	6,360
Deposits and projects in process		14,861	33,043

		$ 71,164	$ 87,982